Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Taxes on unrealized appreciation (depreciation) on available-for-sale securities	$ (1,901,395)	$ 509,349
Taxes on reclassification adjustment for realized gains included in net income	$ 305,286	$ 393,901